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                  Merrill Lynch Multi-State Limited Maturity
                            Municipal Series Trust


                                                        November 22, 1995

VIA ELECTRONIC FILING
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Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention:  Division of Investment Management

          Re:  Merrill Lynch Multi-State Limited Maturity
               Municipal Series Trust
               Post-Effective Amendment No. 3 to the
               Registration Statement on Form N-1A
               (Securities Act File No. 33-50417;
               Investment Company Act File No. 811-6282)
               ------------------------------------------

Ladies and Gentlemen:

        Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Merrill Lynch Multi-State Limited Maturity Municipal Series Trust (the "Trust") hereby certifies that:

        (1) the form of prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 3 to the Trust's Registration Statement on Form N-1A, constituting the most recent amendment to the Trust's Registration Statement on Form N-1A; and

        (2) the text of Post-Effective Amendment No. 3 to the Trust's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on November 21, 1995.

                                        Very truly yours,

                                        MERRILL LYNCH MULTI-STATE MUNICIPAL
                                        LIMITED MATURITY SERIES TRUST


                                        By:   /s/ ROBERT HARRIS
                                              -----------------
                                              Robert Harris
                                              Secretary